Schedule of Fair Value of Contingent Consideration (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Beginning balance, fair value of contingent consideration			$ 2,400	$ 6,200	$ 6,200	$ 7,602
Change in fair value of contingent consideration	$ 200	$ (2,200)	100	(4,100)	(3,800)	(1,402)
Ending balance, fair value of contingent consideration	$ 2,500	$ 2,100	$ 2,500	$ 2,100	$ 2,400	$ 6,200